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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05150
                                   ---------------------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  305 Madison Avenue, Suite 740           New York, New York          10165
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                Frank J. Maresca

Ultimus Fund Solutions, LLC   305 Madison Avenue, Suite 740   New York, NY 10165
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 652-6155
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                           ----------------------------

Date of reporting period:       March 31, 2009
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

DESCRIPTION                                        NO. OF SHARES       VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.54%
   CLOSED-END FUNDS - 8.75%
      Adams Express Company (The) (a)                     49,500   $    370,755
      Advent/Claymore Enhanced Growth & Income Fund       61,070        469,018
      BlackRock Dividend Achievers Trust                  15,600         98,904
      Dreman/Claymore Dividend & Income Fund ^            69,100        100,195
      General American Investors Company, Inc.             3,000         46,050
      Liberty All-Star Equity Fund                       475,030      1,391,838
      Liberty All-Star Growth Fund                       266,201        641,544
      Tri-Continental Corporation                         19,800        166,716
      Zweig Fund, Inc. ^                                 425,550      1,059,619
                                                                   ------------
                                                                      4,344,639
                                                                   ------------
   CONSUMER DISCRETIONARY - 7.00%
      Amazon.com, Inc. *                                   3,000        220,320
      Best Buy Company, Inc.                               2,500         94,900
      Comcast Corporation - Class A                       11,555        157,610
      DIRECTV Group, Inc. (The) ^ *                        4,000         91,160
      Gap, Inc. (The)                                      9,200        119,508
      Home Depot, Inc. (The)                               2,000         47,120
      Lowe's Companies, Inc.                               5,900        107,675
      McDonald's Corporation                              14,400        785,808
      News Corporation - Class A                          10,000         66,200
      NIKE, Inc. - Class B                                 6,100        286,029
      Omnicom Group, Inc. ^                                6,200        145,080
      Staples, Inc.                                       10,800        195,588
      Starbucks Corporation ^ *                            2,800         31,108
      Target Corporation                                   6,800        233,852
      Time Warner Cable, Inc. ^                            1,966         48,763
      TJX Companies, Inc. (The) ^                          3,000         76,920
      Toyota Motor Corporation - ADR ^                     2,500        158,250
      Viacom, Inc. - Class B *                             5,450         94,721
      Walt Disney Company (The) ^                         28,200        512,112
                                                                   ------------
                                                                      3,472,724
                                                                   ------------
   CONSUMER STAPLES - 12.61%
      Altria Group, Inc.                                  13,300        213,066
      Archer-Daniels-Midland Company                       3,960        110,009
      Coca-Cola Company (The)                             17,500        769,125
      Colgate-Palmolive Company                            8,900        524,922
      ConAgra Foods, Inc.                                  3,400         57,358
      CVS Caremark Corporation                            10,430        286,720

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   CONSUMER STAPLES (CONTINUED)
      General Mills, Inc.                                  2,500   $    124,700
      H.J. Heinz Company ^                                 4,000        132,240
      Kimberly-Clark Corporation ^                         2,500        115,275
      Kraft Foods, Inc. - Class A                         10,932        243,674
      Kroger Company (The)                                 8,800        186,736
      PepsiCo, Inc.                                        7,100        365,508
      Philip Morris International, Inc. ^                  7,300        259,734
      Procter & Gamble Company (The)                      26,297      1,238,326
      Sysco Corporation ^                                  9,800        223,440
      Walgreen Company                                     4,800        124,608
      Wal-Mart Stores, Inc.                               24,600      1,281,660
                                                                   ------------
                                                                      6,257,101
                                                                   ------------
   ENERGY - 12.07%
      Baker Hughes, Inc. ^                                10,600        302,630
      Chevron Corporation                                 17,032      1,145,232
      ConocoPhillips                                      10,474        410,162
      Exxon Mobil Corporation                             37,000      2,519,700
      Halliburton Company                                 13,200        204,204
      Marathon Oil Corporation                            11,500        302,335
      Occidental Petroleum Corporation                     8,000        445,200
      Schlumberger Ltd. ^                                  8,000        324,960
      Transocean Ltd. ^ *                                  2,500        147,100
      XTO Energy, Inc. ^                                   6,250        191,375
                                                                   ------------
                                                                      5,992,898
                                                                   ------------
   FINANCIALS - 9.42%
      AFLAC, Inc. ^                                        3,500         67,760
      Allstate Corporation (The)                           6,800        130,220
      American Express Company                             3,400         46,342
      Bank of America Corporation                         16,138        110,061
      Bank of New York Mellon Corporation (The)            5,754        162,550
      Capital One Financial Corporation                    2,500         30,600
      Charles Schwab Corporation (The) ^                  22,000        341,000
      Goldman Sachs Group, Inc. (The) ^                    1,800        190,836
      Hudson City Bancorp, Inc.                           13,000        151,970
      JPMorgan Chase & Company                            47,632      1,266,059
      Marsh & McLennan Companies, Inc. ^                  10,000        202,500
      MetLife, Inc. ^                                      5,700        129,789
      Morgan Stanley                                       7,000        159,390
      PNC Financial Services Group, Inc. *                 7,600        222,604
      T. Rowe Price Group, Inc. ^                          7,000        202,020
      Travelers Companies, Inc. (The)                     12,476        507,025

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   FINANCIALS (CONTINUED)
      U.S. Bancorp                                         9,901   $    144,653
      Wells Fargo & Company                               42,900        610,896
                                                                   ------------
                                                                      4,676,275
                                                                   ------------
   HEALTH CARE - 14.67%
      Abbott Laboratories ^                               11,200        534,240
      Aetna, Inc.                                         11,000        267,630
      Amgen, Inc. ^ *                                      9,900        490,248
      Baxter International, Inc. ^                         5,000        256,100
      Becton, Dickinson and Company                        5,400        363,096
      Biogen Idec, Inc. *                                  4,000        209,680
      Bristol-Myers Squibb Company                        23,500        515,120
      Cardinal Health, Inc. ^                              7,950        250,266
      Covidien Ltd.                                        2,599         86,391
      Eli Lilly & Company                                  4,700        157,027
      Gilead Sciences, Inc. *                              7,000        324,240
      Johnson & Johnson                                   22,900      1,204,540
      McKesson Corporation                                 2,800         98,112
      Medtronic, Inc.                                     10,000        294,700
      Merck & Company, Inc. ^                             12,500        334,375
      Pfizer, Inc.                                        23,560        320,887
      Schering-Plough Corporation ^                       18,500        435,675
      Stryker Corporation                                  3,500        119,140
      UnitedHealth Group, Inc.                            19,500        408,135
      WellPoint, Inc. ^ *                                  3,500        132,895
      Wyeth                                               11,200        482,048
                                                                   ------------
                                                                      7,284,545
                                                                   ------------
   INDUSTRIALS - 8.66%
      3M Company                                           4,400        218,768
      Boeing Company (The) ^                               2,200         78,276
      Burlington Northern Santa Fe Corporation             5,400        324,810
      Caterpillar, Inc. ^                                  6,800        190,128
      CSX Corporation                                      6,500        168,025
      Deere & Company ^                                    8,000        262,960
      Emerson Electric Company                             8,400        240,072
      FedEx Corporation                                    2,000         88,980
      General Dynamics Corporation ^                       3,200        133,088
      General Electric Company ^                          56,900        575,259
      Honeywell International, Inc. ^                      5,000        139,300
      Illinois Tool Works, Inc.                            4,800        148,080
      Lockheed Martin Corporation                          4,000        276,120
      Norfolk Southern Corporation                         5,500        185,625

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   INDUSTRIALS (CONTINUED)
      Northrop Grumman Corporation                         2,500   $    109,100
      Raytheon Company                                     6,000        233,640
      Union Pacific Corporation ^                          4,000        164,440
      United Parcel Service, Inc. - Class B                4,100        201,802
      United Technologies Corporation                      7,500        322,350
      Waste Management, Inc. ^                             9,300        238,080
                                                                   ------------
                                                                      4,298,903
                                                                   ------------
   INFORMATION TECHNOLOGY - 15.82%
      Adobe Systems, Inc. *                                4,200         89,838
      Apple, Inc. *                                        8,500        893,520
      Applied Materials, Inc. ^                           17,800        191,350
      Automatic Data Processing, Inc.                      4,400        154,704
      Cisco Systems, Inc. *                               32,900        551,733
      Corning, Inc. ^                                     16,500        218,955
      Dell, Inc. *                                         4,700         44,556
      eBay, Inc. *                                         2,500         31,400
      EMC Corporation ^ *                                 39,148        446,287
      Google, Inc. - Class A *                             2,000        696,120
      Hewlett-Packard Company                             16,900        541,814
      Intel Corporation                                   60,500        910,525
      International Business Machines Corporation         10,600      1,027,034
      Microsoft Corporation                               56,200      1,032,394
      Nortel Networks Corporation *                          660            149
      Oracle Corporation *                                26,272        474,735
      QUALCOMM, Inc.                                      10,000        389,100
      Texas Instruments, Inc.                              6,400        105,664
      Yahoo!, Inc. *                                       4,000         51,240
                                                                   ------------
                                                                      7,851,118
                                                                   ------------
   MATERIALS - 2.76%
      Alcoa, Inc. ^                                       11,400         83,676
      Dow Chemical Company (The) ^                         5,400         45,522
      E.I. Du Pont de Nemours & Company                    9,500        212,135
      Freeport-McMoRan Copper & Gold, Inc. ^               5,000        190,550
      Monsanto Company                                     5,660        470,346
      Praxair, Inc.                                        5,500        370,095
                                                                   ------------
                                                                      1,372,324
                                                                   ------------
   REAL ESTATE INVESTMENT TRUST - 0.14%
      Simon Property Group, Inc. ^                         2,047         70,908
                                                                   ------------
   TELECOMMUNICATION SERVICES - 3.72%
      AT&T, Inc.                                          43,539      1,097,183

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   TELECOMMUNICATION SERVICES (CONTINUED)
      Verizon Communications, Inc. ^                      24,800   $    748,960
                                                                   ------------
                                                                      1,846,143
                                                                   ------------
   UTILITIES - 3.92%
      American Electric Power Company, Inc.                5,000        126,300
      Dominion Resources, Inc. ^                          11,200        347,088
      Duke Energy Corporation                             15,800        226,256
      Edison International ^                               3,500        100,835
      Exelon Corporation                                   3,000        136,170
      FirstEnergy Corporation                              5,000        193,000
      FPL Group, Inc. ^                                    4,000        202,920
      PG&E Corporation                                     5,000        191,100
      Public Service Enterprise Group, Inc.                4,500        132,615
      Southern Company (The)                               9,400        287,828
                                                                   ------------
                                                                      1,944,112
                                                                   ------------

TOTAL EQUITY SECURITIES (cost $61,033,182)                         $ 49,411,690
                                                                   ------------

SHORT-TERM INVESTMENTS - 11.54%
   MONEY MARKET SECURITY - 1.04%
      JPMorgan U.S. Government Money Market Fund         517,628        517,628
                                                                   ------------

                                                       PRINCIPAL
                                                     AMOUNT (000'S)
                                                     --------------
   REPURCHASE AGREEMENTS - 10.50%
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $176,697, 0.1562%, 4/1/2009, collateralized
         by $182,506 in United States Treasury Notes)    $   177        176,696
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $5,034,902, 0.3125%, 4/1/2009,
         collateralized by $5,183,174 in United
         States Treasury Notes)                            5,035      5,034,858

                                                                   $  5,211,554
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (cost - $5,729,182)                      5,729,182

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

TOTAL INVESTMENTS - 111.08% (cost $66,762,364)                       55,140,872
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.08)%                     (5,500,309)
                                                                   ------------

NET ASSETS - 100.00%                                               $ 49,640,563
                                                                   ============

ADR - American Depositary Receipt

(a) Affiliated investment. The fund holds 0.75% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the three months ended March 31, 2009 there were no purchases or sales of this security.
^     Security or a portion thereof is out on loan.
*     Non-income producing security.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

Federal Income Tax Cost: At March 31, 2009 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $66,762,364, $4,442,472, $(16,063,964) and $(11,621,492), respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      o     Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

                                                                       OTHER
                                                    INVESTMENTS IN    FINANCIAL
Valuation Inputs                                      SECURITIES    INSTRUMENTS*
---------------------------------------------        ------------   ------------

Level 1 - Quoted Prices                              $ 55,140,872   $         --

Level 2 - Other Significant Observable Inputs                  --             --

Level 3 - Significant Unobservable Inputs                      --             --
                                                     ============   ============
Total                                                $ 55,140,872   $         --
                                                     ============   ============

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2009.

As of January 1, 2009, the Fund adopted SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard amends and expands the disclosure requirements of SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the period ended March 31, 2009, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (513) 326-3597. This information is also available on the website of the Securities and Exchange Commission - https://www.sec.gov

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cornerstone Strategic Value Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         --------------------------

By (Signature and Title)*           /s/ Frank J. Maresca
                              --------------------------------------------------
                                    Frank J. Maresca, Treasurer
                                    (Principal Financial Officer)

Date          May 21, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.